CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings	Senior Unsecured Convertible Bonds Due 2018 Additional paid-in capital	Senior Unsecured Convertible Bonds due 2023	Senior Unsecured Convertible Bonds due 2023 Additional paid-in capital	Senior Unsecured Convertible Bonds Due 2021 and 2023 [Member] Additional paid-in capital	Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Designated as Hedging Instrument [Member] Cross Currency Swaps [Member]	Designated as Hedging Instrument [Member] Cross Currency Interest Rate Contract [Member]
Balance, at beginning of year (in shares) at Dec. 31, 2016		101,504,575
Balance, at beginning of year at Dec. 31, 2016		$ 1,015	$ 282,502	$ 680,703	$ (84,779)	$ (976)	$ 255,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		9,426,298
Amortization of stock-based compensation			374
Stock-based compensation forfeitures			0
Shares issued, exercises of share options		$ 94	88
Shares issued, consideration paid on vessel acquisition			0
Shares issued, conversion of 3.25% convertible bonds due 2018			137,063
Adjustment to equity component of convertible bonds arising from reacquisition of bonds								$ (16,368)			$ 0
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023										$ 0
Fair value adjustments to hedging financial instruments	$ 9,974				9,974
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					1,555
Fair value adjustments to available-for-sale securities					(23,528)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	2,106				2,106
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2016-01 [Member]					0		0
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12 [Member]					0
Other comprehensive loss	60				60
Fair value adjustments to hedging financial instruments in associated companies	1,182					1,182
Net income	101,209						101,209
Dividends declared				0			(152,907)
Balance, at end of year (in shares) at Dec. 31, 2017		110,930,873
Balance, at end of year at Dec. 31, 2017	1,194,997	$ 1,109	403,659	680,703	(94,612)	206	203,932
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments												$ 2,942	$ 0	$ 3,130
Reclassification of unrealized losses upon adoption of ASU 2017-12	0
Fair value adjustments to available-for-sale securities	(100,382)
Other items	(302)
Accumulated other comprehensive loss	(94,612)
Shares issued (in shares)		8,442,191
Amortization of stock-based compensation			454
Stock-based compensation forfeitures			(33)
Shares issued, exercises of share options		$ 85	0
Shares issued, consideration paid on vessel acquisition	58,000		57,960
Shares issued, conversion of 3.25% convertible bonds due 2018			9,927
Adjustment to equity component of convertible bonds arising from reacquisition of bonds								(9,933)			(1,096)
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023									$ 7,400
Fair value adjustments to hedging financial instruments	(3,433)				(3,433)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					(3,127)
Fair value adjustments to available-for-sale securities					2,244
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	0				0
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2016-01 [Member]					98,782		(98,782)
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12 [Member]					0
Other comprehensive loss	(74)				(74)
Fair value adjustments to hedging financial instruments in associated companies	(206)					(206)
Net income	$ 73,622						73,622
Dividends declared				0			(149,261)
Balance, at end of year (in shares) at Dec. 31, 2018	119,373,064	119,373,064
Balance, at end of year at Dec. 31, 2018	$ 1,180,032	$ 1,194	468,844	680,703	(220)	0	29,511
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings	29,511
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments												6,714	(7,076)	(126)
Reclassification of unrealized losses upon adoption of ASU 2017-12	0
Fair value adjustments to available-for-sale securities	644
Other items	(376)
Accumulated other comprehensive loss	(220)
Shares issued (in shares)		18,246
Amortization of stock-based compensation			896
Stock-based compensation forfeitures			(83)
Shares issued, exercises of share options		$ 0	0
Shares issued, consideration paid on vessel acquisition			0
Shares issued, conversion of 3.25% convertible bonds due 2018			0
Adjustment to equity component of convertible bonds arising from reacquisition of bonds								$ 0			$ (231)
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023									$ 7,100	$ 0
Fair value adjustments to hedging financial instruments	(12,748)				(12,748)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					0
Fair value adjustments to available-for-sale securities					(2,190)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	2,181				2,181
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2016-01 [Member]					0		0
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12 [Member]					(32)
Other comprehensive loss	(6)				(6)
Fair value adjustments to hedging financial instruments in associated companies	0					0
Net income	$ 89,177						89,177
Dividends declared				(31,939)			(118,720)
Balance, at end of year (in shares) at Dec. 31, 2019	119,391,310	119,391,310
Balance, at end of year at Dec. 31, 2019	$ 1,106,369	$ 1,194	$ 469,426	$ 648,764	$ (13,015)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings	0
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments												$ (1,514)	$ (7,289)	$ (4,433)
Reclassification of unrealized losses upon adoption of ASU 2017-12	(32)
Fair value adjustments to available-for-sale securities	635
Other items	(382)
Accumulated other comprehensive loss	$ (13,015)